Short-term and Long-term Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Amortized Cost And Fair Value Debt Securities [Abstract]
Unrealized losses	$ 9
Fair value of investments with unrealized losses	$ 73,144